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                     Filed Pursuant to Rule 497 (e) as amended by Regulation S-T
                                                    File Nos. 811-6229; 33-37783

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                                  GOVETT FUNDS

                         Supplement dated June 28, 1998
    to the Class A Retail Shares and Institutional Class Shares Prospectus
                               dated May 1, 1999

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A Quick Reference Guide -- New Address for Subsequent Investments.

Effective June 28, 1999, the paragraph regarding subsequent investments under the heading "Transactions By Mail" in the Quick Reference Guide is deleted in its entirety and the following paragraph substituted:

     "For subsequent investments, send the investment stub from your Shareholder Statement or a letter stating the fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

                            via U.S. Postal Service
                                  Govett Funds
                                 P.O. Box 61767
                           King of Prussia, PA  19406

                         via overnight delivery service
                                  Govett Funds
                               211 S. Gulph Road
                          King of Prussia, PA  19406"

A Quick Reference Guide -- New Bank Wiring Instructions.

Effective June 28, 1999, the paragraph entitled "Payments By Bank Wire" in the Quick Reference Guide is deleted in its entirety and the following paragraph substituted:

     "Payments By Bank Wire. When opening a new account, you must call 800-821-0803 before wiring money. Within seven days of purchase, you must send a signed, completed Account Application containing your taxpayer identification number to the Govett Funds at the address for new accounts stated under Transactions by Mail. Wire instructions must state the fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

                          Boston Safe Deposit & Trust
                                ABA #01-10-01234
                     For First Data Investor Services Group
                              Bank Account #013064
                           FBO Govett __________ Fund
                      Shareholder Name and Account Number"


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE